Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2020	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2020	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2020	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2021	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2021	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2021	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2021	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2022	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2022	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2022	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2022	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2023	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2023	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2023	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2023	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2024	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2024	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2024	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2024	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2025	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2025	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2025	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000159123
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,838			$ 9,822			$ 10,261			$ 10,943			$ 11,398			$ 12,216			$ 13,243			$ 13,881			$ 15,565			$ 14,707			$ 13,901			$ 12,760			$ 14,101			$ 14,537			$ 13,984			$ 14,026			$ 13,787			$ 11,353			$ 12,914			$ 12,783			$ 16,017			$ 17,425			$ 16,908		$ 17,205		$ 16,997		$ 14,622		$ 14,070		$ 12,427		$ 15,049		$ 14,545		$ 15,852		$ 13,994		$ 14,960		$ 16,013		$ 16,734	$ 17,290	$ 17,108	$ 17,425	$ 19,277	$ 22,555
C000159124
Account Value [Line Items]
Accumulated Value			10,000			8,828			9,803			10,241			10,914			11,358			12,174			13,189			13,816			15,474			14,608			13,794			12,647			13,957			14,379			13,819			13,841			13,582			11,178			12,705			12,553			15,727			17,081			16,550		16,831		16,604		14,278		13,713		12,107		14,640		14,144		15,396		13,580		14,506		15,491		16,175	16,709	16,517	16,791	18,564	21,693
C000184325
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 521,259			$ 565,476			$ 593,112			$ 665,500			$ 628,826			$ 594,835			$ 546,533			$ 603,919			$ 623,047			$ 599,364			$ 601,641			$ 591,387			$ 487,217			$ 554,484			$ 548,878			$ 688,687			$ 748,942			$ 726,817			$ 739,998			$ 731,280			$ 629,659			$ 605,834			$ 535,332		$ 648,483		$ 627,034		$ 683,901		$ 603,588		$ 645,858		$ 691,145		$ 722,538		$ 747,240		$ 739,391		$ 753,202		$ 833,940		$ 975,763
C000219341
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 11,266			$ 12,868			$ 12,771			$ 16,055			$ 17,513			$ 17,041			$ 17,403			$ 17,237			$ 14,878			$ 14,354			$ 12,725			$ 15,441			$ 14,980			$ 16,362			$ 14,484			$ 15,537			$ 16,668			$ 17,467			$ 18,106			$ 17,968			$ 18,340			$ 20,352			$ 23,877
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value			10,000			8,786			9,987			10,501			10,927			11,018			11,897			13,110			13,817			15,537			14,481			13,681			12,088			13,325			13,751			13,383			13,521			13,833			12,100			14,259			14,636			17,692			17,995			17,203		17,119		16,413		14,697		13,747		11,807		14,424		13,739		14,894		13,083		14,000		15,097		15,828	16,394	16,066	16,459	18,548	20,971
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,786			$ 9,987			$ 10,501			$ 10,927			$ 11,018			$ 11,897			$ 13,110			$ 13,817			$ 15,537			$ 14,481			$ 13,681			$ 12,088			$ 13,325			$ 13,751			$ 13,383			$ 13,521			$ 13,833			$ 12,100			$ 14,259			$ 14,636			$ 17,692			$ 17,995			$ 17,203		$ 17,119		$ 16,413		$ 14,697		$ 13,747		$ 11,807		$ 14,424		$ 13,739		$ 14,894		$ 13,083		$ 14,000		$ 15,097		$ 15,828	$ 16,394	$ 16,066	$ 16,459	$ 18,548	$ 20,971
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 524,762			$ 578,244			$ 609,432			$ 685,299			$ 638,701			$ 603,444			$ 533,154			$ 587,737			$ 606,507			$ 590,297			$ 596,365			$ 610,143			$ 533,723			$ 628,950			$ 645,574			$ 780,342			$ 793,716			$ 758,774			$ 755,066			$ 723,917			$ 648,235			$ 606,331			$ 520,796		$ 636,192		$ 606,012		$ 656,957		$ 577,039		$ 617,514		$ 665,886		$ 698,132		$ 723,118		$ 708,620		$ 725,977		$ 818,101		$ 924,972
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 11,136			$ 13,123			$ 13,470			$ 16,282			$ 16,561			$ 15,832			$ 15,754			$ 15,104			$ 13,525			$ 12,651			$ 10,866			$ 13,274			$ 12,644			$ 13,707			$ 12,040			$ 12,884			$ 13,894			$ 14,566			$ 15,088			$ 14,785			$ 15,147			$ 17,069			$ 19,299